BUSINESS ACQUISITIONS - Schedule of fair value of net assets acquired (Details) - Freedom Mobile Inc. $ in Millions	Apr. 03, 2023 CAD ($)
Assets
Accounts receivable	$ 257.3
Other current assets	181.3
Property, plant and equipment	709.1
Intangible assets	1,177.7
Right-of-use of assets	226.2
Other assets	65.8
Total	2,617.4
Liabilities
Accounts payable, accrued charges and provisions	(127.2)
Other current liabilities	(94.2)
Lease liabilities	(226.2)
Deferred income taxes	(17.9)
Other liabilities	(84.1)
Total	(549.6)
Net assets acquired	2,067.8
Cash consideration paid	2,171.0
Cash acquired	(103.2)
Total	$ 2,067.8